Convertible Notes Payable (Details Narrative) - USD ($)						3 Months Ended				12 Months Ended
	Feb. 06, 2018	Feb. 09, 2017	Jan. 06, 2017	May 26, 2016	Mar. 14, 2016	Apr. 30, 2018	Jan. 31, 2018	Apr. 30, 2017	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Sep. 09, 2017
Amortization of discount						$ 56,808	$ 56,808	$ 143,413	$ 143,413	$ 318,993	$ 444,743
Discount on issuance of convertible note payable						142,500				184,926	207,887
8% Convertible Note Due March 14, 2017 [Member]
Refinanced amount					$ 68,991
Conversion price (in dollars per shares)					$ 0.00005
Discount on issuance of convertible note payable					$ 68,991
Gain on debt modification					7,628
8% Convertible Note Due March 14, 2017 [Member]
Principal value					$ 65,000
Conversion price (in dollars per shares)					$ 0.00005
Discount on issuance of convertible note payable					$ 68,991
Proceeds from issuance of debt		$ 48,449	$ 16,551
Description of collateral					The note was secured by the note receivable for $65,000 from the same party.
8% Convertible Note Due March 14, 2017 [Member]
Principal value					$ 65,000
Conversion price (in dollars per shares)					$ 0.00005
8% Convertible Note Due May 26, 2017 [Member]
Principal value				$ 75,000
Conversion price (in dollars per shares)				$ 0.00005
8% Convertible Note Due September 6, 2017 [Member]
Principal value				$ 75,000
Description of collateral				The note was secured by the note receivable for $75,000 from the same party.
8% Convertible Note Due September 9, 2018 [Member]
Principal value												$ 40,000
Conversion price (in dollars per shares)												$ 0.000055
8% Convertible Note Due September 9, 2018 [Member]
Principal value												$ 40,000
Convertible Notes Payable [Member]
Debt amount converted						$ 18,904		$ 145,506		$ 245,190	$ 265,485
Number of common shares issued upon conversion of debt						343,709		1,280,650		3,857,614	1,259,188
8% Convertible Note Due September 6, 2017 [Member]
Principal value	$ 150,000
Conversion price (in dollars per shares)	$ 0.00005					$ 0.00005	$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005
Discount on issuance of convertible note payable	$ 142,500